Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) 10-Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Provision (benefit) for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0
Effective income tax rate	0.00%	0.00%	0.00%	0.00%	0.00%